Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Condensed Consolidated Balance Sheets
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	6,333,333	5,000,000
Ordinary shares, shares outstanding	6,333,333	5,000,000